UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797 and 811-09049

Name of Fund: BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master
International Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of
BlackRock Master LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2009

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

BlackRock International Fund of BlackRock Series, Inc.
Schedule of Investments July 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Mutual Fund			Value
BlackRock Master International Portfolio of BlackRock Master LLC		$ 63,221,203
	Total Investments (Cost - $57,096,277)	- 100.0%	63,221,203
	Liabilities in Excess of Other Assets - (0.0)%		(6,339)
	Net Assets - 100.0%	$ 63,214,864
• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund's investments:
Valuation	Investments in
Inputs	Securities
Assets
Level 1	-
Level 2	$ 63,221,203
Level 3	-
Total	$ 63,221,203

BlackRock Master International Portfolio of BlackRock Master LLC
Schedule of Investments July 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
Australia - 1.9%	Qantas Airways Ltd.	607,681	$ 1,173,121
Denmark - 1.4%	Carlsberg A/S	12,481	866,337
Finland - 2.3%	Nokia Oyj	110,132	1,480,881
France - 14.9%	AXA SA	78,133	1,649,252
	Eutelsat Communications	48,150	1,343,111
	Groupe Danone	19,816	1,060,842
	Sanofi-Aventis	27,143	1,775,885
	Total SA	39,127	2,170,000
	Vivendi SA	54,263	1,390,951
			9,390,041
Germany - 10.8%	BASF SE	22,368	1,118,761
	DaimlerChrysler AG	27,541	1,276,263
	Deutsche Boerse AG	15,738	1,245,402
	E.ON AG	52,302	1,976,154
	MAN SE	18,002	1,242,582
			6,859,162
Hong Kong - 2.8%	Cathay Pacific Airways Ltd.	510,000	792,600
	China Construction Bank Class H	1,255,000	1,008,004
			1,800,604
Japan - 16.3%	Advantest Corp.	62,300	1,350,278
	Bridgestone Corp.	77,600	1,342,442
	Canon, Inc.	34,700	1,286,180
	Makita Corp.	49,700	1,224,348
	Mitsubishi UFJ Financial Group, Inc.	234,900	1,434,576
	Mitsui & Co., Ltd.	99,300	1,237,282
	Nomura Holdings, Inc.	98,300	861,260
	Sumitomo Mitsui Financial Group, Inc.	36,600	1,557,965
			10,294,331
Luxembourg - 2.0%	ArcelorMittal	35,535	1,280,647
Netherlands - 3.3%	Heineken NV	22,761	905,315
	Koninklijke Ahold NV	103,823	1,179,404
			2,084,719
Russia - 1.1%	Evraz Group SA (a)	32,497	714,934
Spain - 4.5%	Banco Bilbao Vizcaya Argentaria SA	85,845	1,405,440
	Telefonica SA	58,015	1,443,397
			2,848,837
Sweden - 3.5%	Sandvik AB	156,270	1,489,294
	Swedbank AB A Shares	91,803	707,293
			2,196,587
Switzerland - 8.7%	Roche Holding AG	9,512	1,499,537
	The Swatch Group Ltd. Bearer Shares	7,673	1,404,411
	UBS AG	72,433	1,060,387
	Zurich Financial Services AG	7,728	1,517,609
			5,481,944
	1

BlackRock Master International Portfolio of BlackRock Master LLC
Schedule of Investments July 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Country	Common Stocks		Shares		Value
United Kingdom - 19.7%	Barclays Plc		233,350 $		1,186,111
	British American Tobacco Plc			52,807	1,639,105
	GlaxoSmithKline Plc		106,984		2,049,769
	Imperial Tobacco Group Plc			36,018	1,027,862
	Kingfisher Plc		313,028		1,114,123
	Tesco Plc		192,198		1,177,289
	Tullow Oil Plc			58,295	961,739
	United Business Media Ltd.		167,129		1,184,999
	Vodafone Group Plc		1,040,456		2,139,178
					12,480,175
United States - 2.4%	Liberty Global, Inc. (b)			36,155	757,447
	NII Holdings, Inc. (b)			32,289	743,293
					1,500,740
	Total Common Stocks - 95.6%				60,453,060
	Investment Companies
United Kingdom - 1.5%	iShares III Plc - iShares MSCI Japan SmallCap			41,119	905,073
	Total Investment Companies - 1.5%				905,073
	Total Long-Term Investments
	(Cost - $55,105,712) - 97.1%				61,358,133
			Par
	Short-Term Securities		(000)
Europe - 0.1%
Time Deposit - 0.1%	Citibank, NA, 0.72%, 8/03/09		EUR	40	57,326
Netherlands - 0.0%
Time Deposit - 0.0%	Brown Brothers Harriman & Co., 0.20%, 8/03/09		DKK	12	2,291
United Kingdom - 0.0%
Time Deposit - 0.0%	Brown Brothers Harriman & Co., 0.10%, 8/03/09		GBP	4	7,086
United States - 2.0%			Shares
Money Market Fund - 2.0%	BlackRock Liquidity Funds, TempFund, 0.29% (c)(d)		1,266,460		1,266,460
	Total Short-Term Securities
	(Cost - $1,333,163) - 2.1%				1,333,163
	Total Investments
	(Cost - $56,438,875*)	- 99.2%			62,691,296
	Other Assets Less Liabilities - 0.8%				529,907
	Net Assets - 100.0%			$ 63,221,203
* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 56,687,883
Gross unrealized appreciation	$ 9,724,966
Gross unrealized depreciation		(3,721,553)
Net unrealized appreciation	$ 6,003,413
(a) Depositary receipts.
(b) Non-income producing security.
		2

BlackRock Master International Portfolio of BlackRock Master LLC
Schedule of Investments July 31, 2009 (Unaudited)
(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
Affiliate				Net Activity		Income
BlackRock Liquidity Funds, TempFund				1,266,460		$ 697
BlackRock Liquidity Series, LLC
Cash Sweep Series				$ (1,309,207)		$ 8,468
(d) Represents the current yield as of report date.
• Foreign currency exchange contracts as of July 31, 2009 were as follows:
						Unrealized
Currency				Settlement		Appreciation
Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	2,278	DKK	11,968	Brown Brothers
				Harriman & Co.	8/04/09	$ (13)
USD	57,274	EUR	40,221	Brown Brothers
				Harriman & Co.	8/04/09	(52)
JPY	463,692,000	EUR	3,596,034	JPMorgan Chase
				Bank NA	8/20/09	(224,492)
EUR	596,110	JPY	80,290,000	State Street Bank &
				Trust Co.	8/20/09	18
USD	7,020	GBP	4,242	Brown Brothers
				Harriman & Co.	8/04/09	(66)
JPY	337,230,288	USD	3,543,500	JPMorgan Chase
				Bank NA	8/20/09	20,992
USD	3,592,812	JPY	337,230,288	Brown Brothers
				Harriman & Co.	8/20/09	28,320
USD	45	ZAR	353	Brown Brothers
				Harriman & Co.	8/04/09	-
Total						$ (175,293)
• Currency Abbreviations:
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
ZAR	South African Rand
				3

BlackRock Master International Portfolio of BlackRock Master LLC

Schedule of Investments July 31, 2009 (Unaudited)
• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the
Portfolio's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1
Long-Term Investments:
Russia	$ 714,934
United Kingdom	905,073
United States	1,500,740
Short-Term Securities	1,266,460
Total Level 1	4,387,207
Level 2
Long-Term Investments:
Australia	1,173,121
Denmark	866,337
Finland	1,480,881
France	9,390,041
Germany	6,859,162
Hong Kong	1,800,604
Japan	10,294,331
Luxembourg	1,280,647
Netherlands	2,084,719
Spain	2,848,837
Sweden	2,196,587
Switzerland	5,481,944
United Kingdom	12,480,175
Short-Term Securities	66,703
Total Level 2	58,304,089
Level 3	-
Total	$ 62,691,296
4

BlackRock Master International Portfolio of BlackRock Master LLC
Schedule of Investments July 31, 2009 (Unaudited)
Valuation
	Other Financial Instruments*
Inputs
	Assets	Liabilities
Level 1	-	-
Level 2	$ 49,330 $	(224,623)
Level 3	-	-
Total	$ 49,330 $	(224,623)
* Other financial instruments are foreign currency exchange contracts which are shown at the unrealized appreciation/depreciation on the instrument.
		5

Item 2 – Controls and Procedures

2(a) – The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b)
under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants' internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International
Portfolio of BlackRock Master LLC

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master
International Portfolio of BlackRock Master LLC

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master
International Portfolio of BlackRock Master LLC

Date: September 22, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master
International Portfolio of BlackRock Master LLC

Date: September 22, 2009